Asset Retirement Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Asset Retirement Obligation
Balance, beginning of year	$ 2,680	$ 554
(Decrease) Increase in estimate for asset retirement obligation	(133)	2,120
Accretion expense	134	6
Balance, end of the year	2,681	$ 2,680
Future retirement costs	$ 3,400
Risk free interest rate, retirement obligations	5.00%
Annual inflation assumption	3.60%